Prepaid expenses and other receivables (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Prepaid Expenses and Other Receivables [Table Text Block]
	December 31,
	2011	2012	2012
	RMB’000	RMB’000	US$’000

Prepayments and other deposits	7,444	16,459	2,642
Loan receivable	2,000	-	-
Other receivables	17,228	19,184	3,079

Total prepaid expenses and other receivables	26,672	35,643	5,721